Finance Income and Costs - Details of Finance Income and Costs (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income	₩ 134,121	₩ 207,014	₩ 209,511